Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Parentheticals)	6 Months Ended
	Oct. 31, 2023 ¥ / shares shares	Oct. 31, 2023 $ / shares shares	Oct. 31, 2022 ¥ / shares shares
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders [Abstract]
Weighted average shares outstanding used to compute net loss per share, diluted	13,455,691	13,455,691	6,000,000
Diluted (in Yen per share and Dollars per share) | (per share)	¥ (85.47)	$ (0.56)	¥ (147.50)